Transactions with Related Parties - Compensation to the Company's Non-Executive Directors (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [line items]
Share-based payments	$ 40	$ 40	$ 50
Non-Executive Directors
Disclosure of transactions between related parties [line items]
Director's remuneration	145	145	130
Share-based payments	40	40	35
Total	$ 185	$ 185	$ 165